Income Taxes	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES
9.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company, FLJ Group Limited is not subject to tax on income or capital gain.

BVI Islands

Under the current laws of the British Virgin Islands (“BVI”), QK365.com Inc. is incorporated in BVI is not subject to tax on income or capital gain.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

For the years ended September 30, 2021, 2022 and 2023, the Group did not incur income tax expenses from its continuing operations.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate are as follows:

	For the years ended September 30,
	2021	2022	2023
PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(25.0)%	(25.0)%	(23.1)%
Effect of change in valuation allowance	0.0%	0.0%	(2.0)%
	0.0%	0.0%	0.0%

The principal components of the Group’s deferred income tax assets as of September 30, 2022 and 2023 are as follows:

	As of September 30,
	2022	2023
Deferred tax assets:
Net losses carry forwards	—	548
Valuation allowance	—	(548)
	—	—

Movement of the valuation allowance is as follows:

Balance as of September 30, 2022	—
Addition	548
Write off	(548)
Balance as of September 30, 2023	—

The write down of the valuation allowance is related to a reduction of the deferred tax asset for net operating losses from to the realizable amount based on prior tax filings and deconsolidation entities.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of September 30, 2023, the Group had tax loss carryforwards of RMB 2,192, all of which nil will expire, if unused, by 2028.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2019 through 2023 on non-transfer pricing matters, and from 2013 through 2023 on transfer pricing matters.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Group has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Group’s subsidiaries have been provided as of September 30, 2022 and 2023.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary.